Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	10 Months Ended	12 Months Ended	22 Months Ended
	Dec. 08, 2025	Apr. 29, 2024	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2026
C000266114
Account Value [Line Items]
Line Graph and Table Measure Name					PeakShares RMR Prime Equity ETF
Accumulated Value	$ 10,000		$ 9,788
C000249078
Account Value [Line Items]
Line Graph and Table Measure Name					PeakShares Sector Rotation ETF
Accumulated Value		$ 10,000		$ 11,420		$ 12,639
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value		10,000		10,421		10,846
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000		$ 10,073
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000		$ 11,772		$ 13,773